Shareholder Fees	Apr. 30, 2026 USD ($)
TFA Tactical Income Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Tactical Allocation Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
TFA Quantitative Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
TFA AlphaGen Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0